Inventories	12 Months Ended
Mar. 31, 2016
Inventory Disclosure [Abstract]
Inventories

5. Inventories

Inventories, net of allowances, by major categories are summarized as follows:

	March 31,
	2015	2016

Raw materials	$4,963	$4,038
Work-in-progress	4,437	2,372
Finished goods	1,428	1,704
	$10,828	$8,114

Obsolescence allowance for inventory is as follows:

	Year ended March 31
	2014	2015	2016

Balance at beginning of the year	$3,450	$3,554	$3,887
Additional charges/(usage), net	134	341	(252)
Written off	(30)	(8)	—
Balance at the end of the year	$3,554	$3,887	$3,635